Statements of Changes in Redeemable Convertible Preferred Stock, Convertible Preferred Stock and Shareholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 29, 2011
Issuance of Series A 8% Convertible Preferred Stock,issuance costs		$ 2,145
Issuance of common stock, issuance costs	$ 8,467